Income tax (IT) - Summary of Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income for the year		$ 351,861	$ 617,486	$ 273,368
Total income tax expense		62,093	79,731	14,311
Income, excluding income tax		413,954	697,217	287,679
Income tax using the Group's domestic tax rate		124,186	209,165	86,304
Equity in the results of associated companies not subject to taxation		(23,156)	(1,757)	918
Non-deductible expenses		39,212	42,712	21,167
Tax effects of Inflation		(14,784)	(24,478)	(21,709)
De-recognition (recognition) of deferred tax assets (previously reserved / recognized)	[1]	5,684	(144,952)	21,754
Effects of movements in taxable foreign exchange rates		(70,634)	71,251	(77,433)
Others, mainly differences in functional currency translation variance		1,585	(72,210)	(16,690)
Total income tax expense		$ 62,093	$ 79,731	$ 14,311
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Total Income tax expense, Percent		15.00%	11.00%	5.00%
Income tax using the Group's domestic tax rate, Percent		30.00%	30.00%	30.00%
Equity in the results of associated companies not subject to taxation, Percent		(6.00%)	0.00%	0.00%
Non-deductible expenses, Percent		10.00%	6.00%	7.00%
Tax effects of inflation, Percent		(3.00%)	(4.00%)	(7.00%)
De-recognition (recognition) of deferred tax assets (previously reserved / recognized), Percent	[1]	1.00%	(21.00%)	8.00%
Effects of movements in taxable foreign exchange rates, Percent		(17.00%)	10.00%	(27.00%)
Others, mainly differences in functional currency translation variance, Percent		0.00%	(10.00%)	(6.00%)
Effective tax rat		15.00%	11.00%	5.00%

[1]	This effect relates to the recognition / de-recognition of net operating losses (“NOL’ss”) that were previously reserved / recognized since the Group deemed that such NOL’s might not be currently recoverable. Various jurisdictions have implemented, or are in the process of implementing, Pillar Two tax legislation based on the framework published by the Organization for Economic Co-operation and Development (“OECD”). Pillar Two tax laws were enacted in certain jurisdictions in which the Group operated in 2025 and some of the mechanisms to implement the tax laws became effective in 2025. The Group has evaluated the effects of the Pillar Two rules, and concluded there are not significant impacts on the Group’s consolidated financial statements.